Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Raw materials	$ 3,298	$ 2,251
Work in progress	3,275	1,387
Finished goods	13,045	10,464
Total inventories	$ 19,618	$ 14,102